Post-Employment Obligations - Schedule of Changes in Present Value of Defined Benefit Obligation (Details) R$ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Defined-benefit obligation, beginning balance		R$ 14,778	R$ 15,561	R$ 17,242
Cost of current service		11	18	27
Past service cost		(56)	(4)	(415)
Interest on actuarial obligation			1,592	1,159
Actuarial losses (gains):
Due to changes in demographic assumptions		27	(8)	486
Due to changes in financial assumptions		990	(1,168)	(2,777)
Due to adjustments based on experience		(812)	83	1,005
Due to changes and adjustments		205	(1,093)	(1,286)
Benefits paid		(1,315)	(1,296)	(1,166)
Actuarial losses (gains):		1,653
Defined-benefit obligation, ending balance		15,276	14,778	15,561
Pension plans and retirement supplement plans [member]
IfrsStatementLineItems [Line Items]
Defined-benefit obligation, beginning balance		11,404	12,026	13,308
Cost of current service	$ 1		2	2
Past service cost			(4)
Interest on actuarial obligation	1,055		1,224	883
Actuarial losses (gains):
Due to changes in demographic assumptions			(7)	378
Due to changes in financial assumptions		754	(857)	(2,393)
Due to adjustments based on experience		(125)	106	828
Due to changes and adjustments		629	(758)	(1,187)
Benefits paid		(1,093)	(1,086)	(980)
Actuarial losses (gains):		1,276
Defined-benefit obligation, ending balance		12,216	11,404	12,026
Health plan [member]
IfrsStatementLineItems [Line Items]
Defined-benefit obligation, beginning balance		3,314	3,469	3,319
Cost of current service	6	11	16	21
Past service cost		(55)
Interest on actuarial obligation	262		361	232
Actuarial losses (gains):
Due to changes in demographic assumptions		26	(1)	122
Due to changes in financial assumptions		232	(305)	(252)
Due to adjustments based on experience		(673)	(20)	200
Due to changes and adjustments		(415)	(326)	70
Benefits paid		(218)	(206)	(173)
Actuarial losses (gains):		370
Defined-benefit obligation, ending balance		3,007	3,314	3,469
Dental plan [member]
IfrsStatementLineItems [Line Items]
Defined-benefit obligation, beginning balance		60	66	64
Cost of current service				1
Past service cost		(1)
Interest on actuarial obligation	$ 5		7	5
Actuarial losses (gains):
Due to changes in demographic assumptions		1		1
Due to changes in financial assumptions		4	(6)	(5)
Due to adjustments based on experience		(14)	(3)	3
Due to changes and adjustments		(9)	(9)	(1)
Benefits paid		(4)	(4)	(3)
Actuarial losses (gains):		7
Defined-benefit obligation, ending balance		53	60	66
Life Insurance Plan [Member]
IfrsStatementLineItems [Line Items]
Defined-benefit obligation, beginning balance				551
Cost of current service				3
Past service cost				(415)
Interest on actuarial obligation				39
Actuarial losses (gains):
Due to changes in demographic assumptions				(15)
Due to changes in financial assumptions				(127)
Due to adjustments based on experience				(26)
Due to changes and adjustments				(168)
Benefits paid				(10)
Defined-benefit obligation, ending balance